Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.	23,550	(73)	23,477
(b)	Artful Shipholding S.A. & Longevity Maritime Limited	15,866	(10)	15,856

	Total at June 30, 2018	39,416	(83)	39,333
	Less: Current Portion	(39,416)	83	(39,333)
	Long-Term Portion	-	-	-

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

Long-Term Debt, net - Annual loan principal paymetns
	(a)	(b)
	HSH Bank	DVB Bank		Total
June 30,		Tranche (A)	Tranche (B)
2019	2,774	7,940	7,926	18,640
2020 and thereafter	20,776	-	-	20,776
Total	23,550	7,940	7,926	39,416